Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 22, 2011
Brown Advisory Small-Cap Growth Fund (Prospectus Summary) | Brown Advisory Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brown Advisory Small-Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brown Advisory Small-Cap Growth Fund (the "Fund") seeks to achieve capital appreciation by primarily investing in equity securities.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")
seeks to achieve the Fund's investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic companies. Small companies, according to the Advisor, are companies whose market capitalizations are generally less than $4 billion at the time of purchase. The Fund invests primarily in companies the advisor believes have above average growth prospects. The Advisor conducts an in-depth analysis of a company's fundamentals to identify those companies it believes have the potential to grow earnings at an above average rate annually.

Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts ("ADRs"), real estate investment trusts
("REITs") and exchange traded funds ("ETFs"). The Advisor may also invest in private placements in these types of securities. The Fund invests primarily in
ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Advisor may sell a security or reduce its position if it believes:

o  The security subsequently fails to meet initial investment criteria;

o  A more attractively priced security is found; or

o  The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is an inconsistent with its principal investments strategies and invest, without limitation, in cash or prime quality cash equivalents.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

o  ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

o  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

o  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

o  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.
   Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

o  Growth Company Risk. Securities of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

o  Management Risk. The Fund may not meet its investment objective based on the
   Advisor's success or failure to implement investment strategies for the Fund.

o  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with
   Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

o  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

o  Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of
Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares, Advisor Shares and D Shares for 1, 5 and 10
year periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Small-Cap Growth Fund, a series of
Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to
April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling
800-540-6807 (toll free).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares, Advisor Shares and D Shares for 1, 5 and 10 year periods compare to a broad-based market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-540-6807 (toll free)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Brown Advisory Small-Cap Growth Fund -- Institutional Shares Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date total return as of September 30, 2011 was
-14.65%. During the periods shown in the chart, the highest quarterly return was
34.96% (for the quarter ended December 31, 2001) and the lowest quarterly return was -35.46% (for the quarter ended September 30, 2001).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only. After-tax returns for Advisor Shares will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
NOTE: Institutional Shares of the Small-Cap Growth Fund commenced operations on
June 28, 1999 as part of the Predecessor Small-Cap Growth Fund. Advisor Shares
commenced operations on April 25, 2006 as part of the Predecessor Small-Cap
Growth Fund. Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor Shares were known as A Shares. D Shares commenced operations on September 20, 2002 as part of the Predecessor Small-Cap Growth Fund. Performance shown prior to inception of the D Shares is based on the performance of Institutional Shares adjusted for the expenses applicable to D Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns are shown for
Institutional Shares only. After-tax returns for Advisor Shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brown Advisory Small-Cap Growth Fund Average Annual Total Returns For the period ended December 31, 2010
Brown Advisory Small-Cap Growth Fund (Prospectus Summary) | Brown Advisory Small-Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.46%)
Brown Advisory Small-Cap Growth Fund | Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Brown Advisory Small-Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Annual Return 2001	rr_AnnualReturn2001	(12.96%)
Annual Return 2002	rr_AnnualReturn2002	(39.41%)
Annual Return 2003	rr_AnnualReturn2003	52.37%
Annual Return 2004	rr_AnnualReturn2004	7.82%
Annual Return 2005	rr_AnnualReturn2005	5.20%
Annual Return 2006	rr_AnnualReturn2006	8.57%
Annual Return 2007	rr_AnnualReturn2007	16.35%
Annual Return 2008	rr_AnnualReturn2008	(39.04%)
Annual Return 2009	rr_AnnualReturn2009	40.60%
Annual Return 2010	rr_AnnualReturn2010	29.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.45%
Brown Advisory Small-Cap Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.26%
Brown Advisory Small-Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.07%
Brown Advisory Small-Cap Growth Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Advisor Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.09%
Brown Advisory Small-Cap Growth Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	D Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.24%

[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.